3. STOCKHOLDERS' EQUITY (Details - Option activity) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Stock option activity
Number of Shares options granted	0
Stock Options [Member]
Stock option activity
Number of stock options outstanding - at beginning	1,136,000	1,079,079	409,087
Number of Shares options granted		160,000	714,000
Number of Shares options cancelled		(103,079)	(44,008)
Number of stock options outstanding - at ending	1,134,400	1,136,000	1,079,079	409,087
Weighted average exercise price options outstanding- at beginning	$ 0.79	$ 1.43	$ 4.41
Weighted average exercise price - grants		0.49	0.75
Weighted average exercise price - cancelled	6.25	7.03	18.04
Weighted average exercise price options outstanding - at end	$ 0.78	$ 0.79	$ 1.43	$ 4.41
Weighted average contractual life	7 years 6 months	8 years	8 years 5 months 16 days	6 years 3 months 7 days